ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Adam M. Schlichtmann
May 22, 2020	T +1 617 951 7114
F +1 617 235 7346
VIA EDGAR	adam.schlichtmann@ropesgray.com

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Legg Mason Partners Institutional Trust (File Nos. 33-49552 and 811-06740) (filing relates to Western Asset SMASh Series C Fund, Western Asset SMASh Series EC Fund and Western Asset SMASH Series M Fund (all together, the “Funds”))

Ladies and Gentlemen:

We are counsel to the Funds, which are filing pursuant to Rule 497 under the Securities Act of 1933, an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed and dated May 15, 2020 for the Funds.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann